Investment Securities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Securities	Dec. 31, 2011 Securities	Dec. 31, 2010
Investment Securities (Textual) [Abstract]
Federal Reserve stock owned by Company	$ 802,850	$ 802,850
Federal Home Loan Bank stock	1,500,000	2,500,000
Securities available for sale pledged as collateral on public deposits	$ 48,800,000	$ 37,700,000	$ 40,700,000
Number of mortgage backed securities related to unrealized losses	7	3
Number of treasury note related to unrealized losses	1